Income Taxes, Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income tax rate reconciliation
Statutory federal income tax rate	35.00%		35.00%		35.00%
State income taxes, net of federal benefit	(28.10%)	[1]	3.60%	[1]	4.20%	[1]
Effect of noncontrolling interests	3.80%		(0.40%)
Gains (losses) on investments and sale of assets			5.10%	[2]
Correction of deferred taxes					(3.10%)	[3]
Change in federal valuation allowance	5.70%	[4]
Goodwill impairment	(12.00%)	[5]
Other differences, net	(1.20%)		(0.30%)		1.40%
Total income tax rate	3.20%		43.00%		37.50%

[1]	State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance. During the third quarter of 2014 TDS recorded a $38.5 million increase to income tax expense related to a valuation allowance recorded against certain state deferred tax assets. In each interim period, TDS evaluates the available positive and negative evidence to assess whether deferred tax assets are realizable, on a more likely than not basis. During the year ended December 31, 2014, based on revised forecasts of future state income, TDS concluded that the negative evidence related to the realization of certain state deferred tax assets outweighed the positive evidence. Accordingly, TDS determined that such deferred tax assets related to certain states were not realizable, on a more likely than not basis.
[2]	Gains (losses) on investments and sale of assets represents 2013 tax expense related to the NY1 & NY2 Deconsolidation and the Divestiture Transaction.
[3]	Correction of deferred taxes reflects immaterial adjustments to correct deferred tax balances in 2012 related to tax basis and law changes that related to periods prior to 2012.
[4]	Change in federal valuation allowance relates primarily to a decrease to income tax expense in the third quarter of 2014 due to a valuation allowance reduction for federal net operating losses previously limited under loss utilization rules. Due to the shutdown of Airadigm’s consumer wireless business and resulting intercompany sale of certain assets by Airadigm to U.S. Cellular during the year (as described in Note 6 — Acquisitions, Divestitures and Exchanges), Airadigm is expected to recognize sufficient taxable income for TDS to utilize the previously limited net operating losses.
[5]	Goodwill impairment reflects an adjustment to increase income tax expense by $18.3 million related to a portion of the goodwill impairment of Suttle-Straus and the HMS reporting unit recorded in 2014 which is nondeductible for income tax purposes. See Note 7 — Intangible Assets for additional information related to the goodwill impairment.